Document and Entity Information	Sep. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2025
Current Fiscal Year End Date	--04-30
Entity File Number	001-37784
Entity Registrant Name	GMS Inc.
Entity Central Index Key	0001600438
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2931287
Entity Address, Address Line One	115 Perimeter Center Place
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30346
City Area Code	800
Local Phone Number	392-4619
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	GMS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false